Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales		$ 858,682	$ 868,418	$ 822,717	$ 765,843	$ 777,495	$ 776,636	$ 784,911	$ 738,215	$ 3,315,660	$ 3,077,257	$ 2,789,345
Gross profit		145,392	120,949	106,945	85,046	94,079	109,775	97,721	93,994
Operating income		76,826	58,182	39,632	18,561	35,983	53,662	42,167	33,254	193,201	165,066	186,964
Net income		$ 187,709	$ 30,026	$ 19,776	$ 5,992	$ 18,338	$ 31,018	$ 20,722	$ 16,174	$ 243,503	$ 86,252	$ 106,386
Net income per share:
Basic (in dollars per share)		$ 1.94	$ 0.31	$ 0.20	$ 0.06	$ 0.19	$ 0.32	$ 0.21	$ 0.17	$ 2.51	$ 0.89	$ 1.11
Diluted (in dollars per share)		$ 1.90	$ 0.30	$ 0.20	$ 0.06	$ 0.19	$ 0.32	$ 0.21	$ 0.17	$ 2.47	$ 0.88	$ 1.09
Planned maintenance outages		$ 10,000	$ 13,000	$ 17,600	$ 6,200	$ 3,200	$ 3,800	$ 19,000	$ 6,600
Plant closure costs		1,300	8,900
Union contract ratification costs			900		5,000
Operating expenses		1,100	1,000	1,000	1,300
Provisional net tax benefit	$ (144,400)
Cost of sales, excluding depreciation and amortization										$ 2,370,655	$ 2,220,452	$ 1,994,889
Service costs reported as pension income										5,924	5,580	12,203
GCIU-Employer Retirement Fund
Net income per share:
Estimated withdrawal liability	$ 6,400	6,400				6,400				6,400	6,400
Hurricane Matthew
Gross profit											(6,400)
Victory
Net income per share:
Contingent consideration expense (income)		6,100	(3,900)	1,100	2,500
Accounting Standards Update No. 2017-07 | Adjustment
Net income per share:
Cost of sales, excluding depreciation and amortization		1,200	1,600	1,600	1,600	1,500	1,300	1,300	1,300	5,900	5,600	12,200
Service costs reported as pension income		$ 1,200	$ 1,600	$ 1,600	$ 1,600	$ 1,500	$ 1,300	$ 1,300	$ 1,300	$ 5,900	$ 5,600	$ 12,200